Consolidated Statements of Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Operations and Net Income Loss [Line Items]
Realized gain from investments	$ 46,991	$ 0	$ 0
Net unrealized losses from investments	(1,860,185)	(990,000)	0
Loss on investment	(1,813,194)	(990,000)	0
Operating expenses
Accounting and audit	88,646	99,959	152,777
Amortization	2,951	3,362	34,781
Consulting	76,767	61,537	78,267
Directors' fees	64,500	59,138	73,124
Exploration costs	0	217,110	793,081
Gain on legal settlement	0	(530,789)	(51,745)
Gain on sale of exploration permit	0	(159,502)	0
Investor relations	11,129	12,048	37,051
Legal and regulatory	117,697	183,497	144,844
Office and administration	160,003	236,626	384,804
Property and Investment evaluation	126,791	179,453	81,407
Salaries and benefits	263,042	116,227	388,887
Share-based compensation	308,803	100,693	80,248
Travel and transportation	20,611	15,747	75,791
Total operating expenses	1,240,940	595,106	2,273,317
Operating loss	(3,054,134)	(1,585,106)	(2,273,317)
Finance and other income (expenses)
Foreign exchange gain (loss)	(282,834)	(153,066)	209,493
Gain on sale of Minco Resources	0	0	15,060,170
Gain on becoming an investment entity	0	9,399,970	0
Share of gain (loss) from an associate	0	(408,225)	1,259,391
Dilution loss	0	(98,899)	0
Other income	9,563	0	0
Interest income	29,827	62,394	64,819
Net income (loss) for the year	(3,297,578)	7,217,068	14,320,556
Net income (loss) attributable to:
Shareholders of the Company	(3,297,578)	7,217,068	14,361,342
Non-controlling interest	0	0	(40,786)
Net income (loss) for the year	$ (3,297,578)	$ 7,217,068	$ 14,320,556
Net Income (loss) per share:
basic	$ (0.06)	$ 0.14	$ 0.28
diluted	$ (0.06)	$ 0.14	$ 0.28
Weighted average number of common shares outstanding:
basic	50,733,381	50,687,496	50,566,749
diluted	50,733,381	52,510,830	50,566,749
Minco Silver Corp [Member]
Operating expenses
Audit, legal and regulatory	$ 250,154	$ 271,656	$ 284,789
Amortization	70,681	97,692	106,674
Consulting	84,014	105,665	161,074
Directors' fees	95,000	99,500	116,000
Field office expenses	459,904	442,022	860,980
Investor relations	12,337	65,919	16,297
Office and administration	258,626	345,643	237,310
Property investigation	0	0	31,331
Rent	317,322	417,590	376,544
Salaries and benefits	611,652	519,353	440,095
Share-based compensation	2,245,859	143,312	146,742
Travel and transportation	50,029	68,408	27,780
Operating loss	(4,455,578)	(2,576,760)	(2,805,616)
Finance and other income (expenses)
Foreign exchange gain (loss)	(1,365,447)	(340,446)	4,173,854
Gain on disposal of investment	15,332	0	4,792,888
Loss on short-term investment	(46,058)	0	0
Interest income	637,478	521,021	911,213
Other income (expenses)	9,057	(11,483)	(391,392)
Finance and other income (expenses)	(749,638)	169,092	9,486,563
Net income (loss) for the year	(5,205,216)	(2,407,668)	6,680,947
Net income (loss) attributable to:
Shareholders of the Company	(5,075,534)	(2,224,253)	6,827,186
Non-controlling interest	(129,682)	(183,415)	(146,239)
Net income (loss) for the year	$ (5,205,216)	$ (2,407,668)	$ 6,680,947
Net Income (loss) per share:
Income (loss) per share - basic and diluted	$ (0.09)	$ (0.04)	$ 0.11
Weighted average number of common shares outstanding:
basic	60,621,427	59,977,212	59,631,418
diluted	60,621,427	59,977,212	59,631,418